CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $	$ 328	$ 26
Ordinary shares, authorized	120,000,000	120,000,000
Ordinary shares, issued	64,132,706	63,023,506
Ordinary shares, outstanding	60,110,099	60,090,298
Treasury stock common shares	4,022,607	2,933,208